Accrued liabilities	12 Months Ended
Dec. 31, 2024
Accrued liabilities [Abstract]
Accrued liabilities
21    Accrued liabilities

Accounting policies
Accrued liabilities are initially measured at fair value and subsequently at amortized cost and are derecognized when the obligation under the liability is discharged, cancelled or has expired.
Accrued liabilities are summarized as follows:
Philips Group
Accrued liabilities in millions of EUR

	2023	2024
Personnel-related costs:
- Salaries and wages	791	601
- Accrued holiday entitlements	96	95
- Other personnel-related costs	93	101
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	43	41
Communication and IT costs	61	55
Distribution costs	99	95
Sales-related costs:
- Commission payable	12	16
- Advertising and marketing-related costs	133	120
- Other sales-related costs	20	15
Material-related costs	138	124
Interest-related accruals	76	83
Other accrued liabilities	324	283
Accrued liabilities	1,887	1,630